Parent-Only Financial Statements (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent [Member] - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002
Ordinary shares, authorized	[1]	121,410,923	121,410,923
Ordinary shares, issued	[1]	41,927,302	27,159,258
Ordinary shares, outstanding	[1]	37,242,359	27,159,258
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0002	$ 0.0002
Ordinary shares, authorized	[1]	28,589,078	28,589,078
Ordinary shares, issued	[1]	28,589,078	28,589,078
Ordinary shares, outstanding	[1]	28,589,078	28,589,078

[1]	After giving effect of the reverse stock split, see Note 1.